Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
b.	The following is the detail of discontinued operations:

	Year ended March 31,
	2015	2014	2013
Sales, net	$—	$—	$—
Cost of sales	(276)	(220)	(1,170)

Gross loss	(276)	(220)	(1,170)
Operating expenses:
Research and development	(2)	—	(10)
Selling, marketing, general and administrative	(167)	(182)	(216)

Operating loss	(445)	(402)	(1,396)
Financial (expenses) income, net	(347)	162	(213)
Other income, net	2	2	415

Loss before income taxes	(790)	(238)	(1,194)
Tax benefit (expense)	3	(81)	—

Net loss from discontinued operations	$(787)	$(319)	$(1,194)